Summary of Significant Accounting Policies - Schedule of Deferred Revenue Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Revenue Activities Abstract
Beginning of year	$ 487,814	$ 902,524
Additions	2,431,300	1,519,617
Revenue recognized	(1,594,629)	(1,934,327)
End of year	$ 1,324,485	$ 487,814